UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT M. BURNAT
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Robert M. Burnat               New York, NY                       10/14/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $113,291,000.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------- ----------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------- ----------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AFFILIATED COMPUTER SVCS CL A CMN     COM               008190100  1,083,000    20,000 SH       SOLE       NONE     Sole      0    0
CLASS A
AMERICAN GREETINGS CORPORATION CMN    COM               026375105 40,475,000 1,815,000 SH       SOLE       NONE     Sole      0    0
CLASS A
ARLINGTON ASSET INVESTMENT COR*P CMN  COM               041356106    196,000   400,000 SH       SOLE       NONE     Sole      0    0
CLASS A
BASSETT FURNITURE CMN                 COM               070203104  2,354,000   550,000 SH       SOLE       NONE     Sole      0    0
CUMULUS MEDIA INC CMN CLASS A         COM               231082108    251,000   145,000 SH       SOLE       NONE     Sole      0    0
EMMIS COMMUNICATIONS CORP CL-A CLASS  COM               291525103  1,092,000 1,300,000 SH       SOLE       NONE     Sole      0    0
A
FINISH LINE INC CL-A CMN CLASS A      COM               317923100    305,000    30,000 SH       SOLE       NONE     Sole      0    0
FISHER COMMUNICATIONS INC CMN         COM               337756209 14,100,000   775,600 SH       SOLE       NONE     Sole      0    0
FLAMEL TECHNOLOGIES SPON ADR          COM               338488109    263,000    30,000 SH       SOLE       NONE     Sole      0    0
SPONSORED ADR CMN
FRONTIER OIL CORP CMN                 COM               35914P105    278,000    20,000 SH       SOLE       NONE     Sole      0    0
GRIFFIN LAND & NURSERIES CMN          COM               398231100  2,076,000    64,873 SH       SOLE       NONE     Sole      0    0
GYRODYNE CO AMER CMN                  COM               403820103  1,300,000    30,965 SH       SOLE       NONE     Sole      0    0
HELIX ENERGY SOLUTNS GROUP INC CMN    COM               42330P107    300,000    20,000 SH       SOLE       NONE     Sole      0    0
JOHNSON OUTDOORS INC CMN CLASS A      COM               479167108  8,325,000   925,000 SH       SOLE       NONE     Sole      0    0
MARVEL ENTERTAINMENT INC CMN          COM               57383T103    992,000    20,000 SH       SOLE       NONE     Sole      0    0
NORTHWESTERN CORPORATION CMN          COM               668074305 12,948,000   530,000 SH       SOLE       NONE     Sole      0    0
ORTHOVITA INC CMN                     COM               68750U102     44,000    10,000 SH       SOLE       NONE     Sole      0    0
RF INDUSTRIES LTD CMN                 COM               749552105     41,000    10,328 SH       SOLE       NONE     Sole      0    0
REALNETWORKS, INC. COMMON STOCK       COM               75605L104  2,604,000   700,000 SH       SOLE       NONE     Sole      0    0
SAGA COMMUNICATION, INC. CMN CLASS A  COM               786598300  6,535,000   487,700 SH       SOLE       NONE     Sole      0    0
TEJON RANCH CO CMN                    COM               879080109 17,326,000   674,700 SH       SOLE       NONE     Sole      0    0
URANIUM RESOURCES INC CMN             COM               916901507     92,000    80,000 SH       SOLE       NONE     Sole      0    0
VARIAN INC CMN                        COM               922206107    255,000     5,000 SH       SOLE       NONE     Sole      0    0
GLOBAL SHIP LEASE, INC. CMN CLASS A   COM               Y27183105     56,000    35,000 SH       SOLE       NONE     Sole      0    0


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